Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG TimesSquare Global Small Cap Fund
Supplement dated December 8, 2023 to the Prospectus dated May 1, 2023
The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
Effective immediately, the Prospectus is amended as follows:
The third paragraph of the section under “Summary of the Funds – AMG TimesSquare Global Small Cap Fund” titled “Principal Investment Strategies” beginning on page 17 is deleted and replaced with the following:
TimesSquare uses a bottom‑up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. In addition, TimesSquare integrates into its fundamental research process an analysis of environmental, social, and/or governance (ESG) data. With respect to each potential investment, TimesSquare prepares an assessment of ESG indicators, as defined by TimesSquare using widely accepted sustainability standards, third-party data and internal expertise, with a focus on financial materiality. Because the financial materiality of ESG indicators can vary from one company to another, the set of ESG data analyzed differs across the Subadviser’s assessments. Examples of ESG indicators assessed by the Subadviser may include product safety (for consumer discretionary companies), human capital management (for software/IT services companies), and water and waste management (for semiconductor companies), among others. As part of this analysis, the Fund will not initiate positions in companies that are deemed to violate the principles of the United Nations Global Compact, as determined by a third party. Except with respect to companies that violate such principles, the results of the Subadviser’s ESG assessment alone will not preclude an investment, and an investment could be made in a company with a poor ESG assessment that meets the Subadviser’s other investment criteria. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•	Revenue growth and profitability should drive equity returns over the long term.
•	Early-stage and traditional growth companies should provide the greatest opportunity.
•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
The following is added to the section under “Summary of the Funds – AMG TimesSquare Global Small Cap Fund” titled “Principal Risks” beginning on page 18:
ESG Investing Risk – because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

AMG TimesSquare Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS
AMG TimesSquare Global Small Cap Fund
Supplement dated December 8, 2023 to the Prospectus dated May 1, 2023
The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
Effective immediately, the Prospectus is amended as follows:
The third paragraph of the section under “Summary of the Funds – AMG TimesSquare Global Small Cap Fund” titled “Principal Investment Strategies” beginning on page 17 is deleted and replaced with the following:
TimesSquare uses a bottom‑up investment process driven by fundamental research conducted by its investment analysts. TimesSquare also applies a macro overlay to monitor and mitigate country risks through active management. In addition, TimesSquare integrates into its fundamental research process an analysis of environmental, social, and/or governance (ESG) data. With respect to each potential investment, TimesSquare prepares an assessment of ESG indicators, as defined by TimesSquare using widely accepted sustainability standards, third-party data and internal expertise, with a focus on financial materiality. Because the financial materiality of ESG indicators can vary from one company to another, the set of ESG data analyzed differs across the Subadviser’s assessments. Examples of ESG indicators assessed by the Subadviser may include product safety (for consumer discretionary companies), human capital management (for software/IT services companies), and water and waste management (for semiconductor companies), among others. As part of this analysis, the Fund will not initiate positions in companies that are deemed to violate the principles of the United Nations Global Compact, as determined by a third party. Except with respect to companies that violate such principles, the results of the Subadviser’s ESG assessment alone will not preclude an investment, and an investment could be made in a company with a poor ESG assessment that meets the Subadviser’s other investment criteria. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•	Revenue growth and profitability should drive equity returns over the long term.
•	Early-stage and traditional growth companies should provide the greatest opportunity.
•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
The following is added to the section under “Summary of the Funds – AMG TimesSquare Global Small Cap Fund” titled “Principal Risks” beginning on page 18:
ESG Investing Risk – because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.